Annual Total Returns [BarChart] - Pro-Blend(R) Extended Term Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(1.41%)
Annual Return 2012	13.19%
Annual Return 2013	16.51%
Annual Return 2014	4.90%
Annual Return 2015	(4.88%)
Annual Return 2016	3.84%
Annual Return 2017	14.87%
Annual Return 2018	(4.26%)
Annual Return 2019	19.29%
Annual Return 2020	17.60%